SUPPLEMENTAL CASH FLOW INFORMATION (Schedule of Supplemental Cash Flow Information) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Amounts receivable	$ (3,892,623)	$ 542,054	$ (1,341,845)
Prepaid expenses and deposits	(3,200,676)	(131,697)	83,535
Deferred Cost	(1,223,395)	0	0
Unbilled revenues	0	111,845	(107,099)
Other receivable	0	0	67,143
Bank indebtedness	0	0	(39,464)
Accounts payable and accrued liabilities	4,581,698	612,050	(725,292)
Interest payable	18,527	292,365	488,997
Deferred revenue	(278,443)	(167,096)	259,182
Customer deposits	431,106	1,184,170	8,470,889
Income tax payable	(2,363)	247,500	373,196
Changes in non-cash working capital items	$ (3,566,169)	$ 2,691,191	$ 7,529,242